Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000089997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000089997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000089997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000089997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000089997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000089997 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000089998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000089998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000089998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000089998 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000089998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000089998 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000150375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000150375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000150375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000150375 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000150375 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000150374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000150374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000150374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000150374 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000150374 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176396 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000176396 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176396 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000176396 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000176396 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000176396 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000176396 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176396 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176396 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000176395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000176395 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000176395 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000176395 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000176395 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000176395 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000176395 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000176395 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176395 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176395 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000194993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000194993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000194993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000194993 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000194993 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000194993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000194993 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194993 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194993 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194993 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000194994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000194994 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000194994 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000194994 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000194994 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000194994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194994 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000194994 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000194994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194994 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194994 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000227429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227429 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000227429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000227429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227429 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000227429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227429 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227429 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227429 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227429 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000217916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000217916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000217916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000217916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000217916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217916 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000243194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243194 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000243194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243194 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000243194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000243194 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000243194 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243194 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243194 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243192 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243192 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000243192 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243192 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243192 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243192 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000243192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243192 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000243192 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000243192 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243192 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243192 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000243193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243193 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000243193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000243193 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000243193 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243193 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243193 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%